UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 28-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the
"Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund,
LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $    1,181,905
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AIR PRODS & CHEMS INC        COM              009158106   18,036   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
AMDOCS LTD                   ORD              G02602103   43,275 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
BLACKBOARD INC               COM              091935502   11,778   325,000 SH       DEFINED    1,2,3,4    325,000      0    0
CACI INTL INC                CL A             127190304   58,254   950,000 SH       DEFINED    1,2,3,4    950,000      0    0
CADENCE PHARMACEUTICALS INC  COM              12738T100    3,308   360,331 SH       DEFINED    1,2,3,4    360,331      0    0
CALIX INC                    COM              13100M509    9,868   485,876 SH       DEFINED    1,2,3,4    485,876      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    4,474   690,400 SH       DEFINED    1,2,3,4    690,400      0    0
CITI TRENDS INC              COM              17306X102   13,611   610,630 SH       DEFINED    1,2,3,4    610,630      0    0
COCA COLA ENTERPRISES INC NE COM              19122T109   70,980 2,600,000 SH       DEFINED    1,2,3,4  2,600,000      0    0
COLDWATER CREEK INC          COM              193068103    5,751 2,178,491 SH       DEFINED    1,2,3,4  2,178,491      0    0
COMPASS MINERALS INTL INC    COM              20451N101   37,412   400,000 SH       DEFINED    1,2,3,4    400,000      0    0
CONCEPTUS INC                COM              206016107    9,514   657,488 SH       DEFINED    1,2,3,4    657,488      0    0
FIDELITY NATL INFORMATION SV COM              31620M106   49,035 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
FIRST SOLAR INC              COM              336433107   28,147   175,000 SH       DEFINED    1,2,3,4    175,000      0    0
FISERV INC                   COM              337738108   50,176   800,000 SH       DEFINED    1,2,3,4    800,000      0    0
GOOGLE INC                   CL A             38259P508   29,338    50,000 SH       DEFINED    1,2,3,4     50,000      0    0
HOUSTON AMERN ENERGY CORP    COM              44183U100    1,541   100,000 SH       DEFINED    1,2,3,4    100,000      0    0
IRON MTN INC                 COM              462846106   62,460 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
JINKOSOLAR HLDG CO LTD       SPONSORED ADR    47759T100    2,700   100,000 SH       DEFINED    1,2,3,4    100,000      0    0
LIVEPERSON INC               COM              538146101    8,848   700,000 SH       DEFINED    1,2,3,4    700,000      0    0
MASTERCARD INC               CL A             57636Q104   44,051   175,000 SH       DEFINED    1,2,3,4    175,000      0    0
MI DEVS INC                  CL A SUB VTG     55304X104   11,592   400,000 SH       DEFINED    1,2,3,4    400,000      0    0
MOVADO GROUP INC             COM              624580106    1,064    72,502 SH       DEFINED    1,2,3,4     72,502      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115       24   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   12,642 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
NORTHERN OIL & GAS INC NEV   COM              665531109   13,020   487,659 SH       DEFINED    1,2,3,4    487,659      0    0
ORIENTAL FINL GROUP INC      COM              68618W100   17,125 1,364,551 SH       DEFINED    1,2,3,4  1,364,551      0    0
POWER ONE INC NEW            COM              73930R102   16,188 1,850,000 SH       DEFINED    1,2,3,4  1,850,000      0    0
PRAXAIR INC                  COM              74005P104   91,440   900,000 SH       DEFINED    1,2,3,4    900,000      0    0
REALPAGE INC                 COM              75606N109    4,528   163,276 SH       DEFINED    1,2,3,4    163,276      0    0
SABRA HEALTH CARE REIT INC   COM              78573L106   15,597   885,679 SH       DEFINED    1,2,3,4    885,679      0    0
SANDERSON FARMS INC          COM              800013104   13,585   295,846 SH       DEFINED    1,2,3,4    295,846      0    0
SEMGROUP CORP                CL A             81663A105   12,715   451,520 SH       DEFINED    1,2,3,4    451,520      0    0
STEWART ENTERPRISES INC      CL A             860370105   22,920 3,000,000 SH       DEFINED    1,2,3,4  3,000,000      0    0
SUNTECH PWR HLDGS CO LTD     ADR              86800C104   12,069 1,224,040 SH       DEFINED    1,2,3,4  1,224,040      0    0
TYCO ELECTRONICS LTD SWITZER SHS              H8912P106   38,302 1,100,000 SH       DEFINED    1,2,3,4  1,100,000      0    0
TORTOISE CAP RES CORP        COM              89147N304    1,766   201,400 SH       DEFINED    1,2,3,4    201,400      0    0
TRADESTATION GROUP INC       COM              89267P105   12,303 1,750,000 SH       DEFINED    1,2,3,4  1,750,000      0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104   12,048   400,000 SH       DEFINED    1,2,3,4    400,000      0    0
TUESDAY MORNING CORP         COM NEW          899035505    5,781 1,179,761 SH       DEFINED    1,2,3,4  1,179,761      0    0
UNION PAC CORP               COM              907818108   43,414   441,517 SH       DEFINED    1,2,3,4    441,517      0    0
VISA INC                     COM CL A         92826C839   36,810   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
VISHAY PRECISION GROUP INC   COM              92835K103    7,055   450,240 SH       DEFINED    1,2,3,4    450,240      0    0
WASTE MGMT INC DEL           COM              94106L109   59,184 1,585,000     CALL DEFINED    1,2,3,4  1,585,000      0    0
WATTS WATER TECHNOLOGIES INC CL A             942749102    5,919   155,000 SH       DEFINED    1,2,3,4    155,000      0    0
WELLPOINT INC                COM              94973V107   76,769 1,100,000 SH       DEFINED    1,2,3,4  1,100,000      0    0
WET SEAL INC                 CL A             961840105    3,948   922,400 SH       DEFINED    1,2,3,4    922,400      0    0
WILLIAMS COS INC DEL         COM              969457100   31,180 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
WILLIS GROUP HOLDINGS PUBLIC SHS              G96666105   40,360 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0


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